Common Stock (Details) - USD ($)																																																																									1 Months Ended																																	9 Months Ended
	Aug. 12, 2021	Aug. 12, 2021	Jun. 24, 2021	Jun. 17, 2021	Jun. 16, 2021	Jun. 15, 2021	Dec. 07, 2020	Nov. 03, 2020	Oct. 14, 2020	Oct. 07, 2020	Oct. 05, 2020	Sep. 11, 2020	Sep. 10, 2020	Sep. 08, 2020	Sep. 04, 2020	Sep. 02, 2020	Aug. 27, 2020	Aug. 26, 2020	Aug. 24, 2020	Aug. 24, 2020	Aug. 20, 2020	Aug. 17, 2020	Aug. 17, 2020	Aug. 13, 2020	Aug. 11, 2020	Aug. 04, 2020	Jul. 29, 2020	Jul. 13, 2020	Jul. 13, 2020	Jul. 08, 2020	Jun. 26, 2020	Jun. 25, 2020	Jun. 22, 2020	Jun. 19, 2020	Jun. 16, 2020	Jun. 12, 2020	Jun. 09, 2020	Jun. 08, 2020	May 20, 2020	May 13, 2020	May 12, 2020	May 06, 2020	Apr. 20, 2020	Apr. 16, 2020	Apr. 13, 2020	Apr. 09, 2020	Apr. 02, 2020	Mar. 13, 2020	Feb. 12, 2020	Feb. 11, 2020	Feb. 07, 2020	Jan. 07, 2020	Dec. 04, 2019	Oct. 24, 2019	Oct. 21, 2019	Oct. 21, 2019	Oct. 15, 2019	Aug. 16, 2019	Jul. 18, 2019	Jul. 15, 2019	Jul. 02, 2019	Jun. 18, 2019	May 17, 2019	Apr. 12, 2019	Apr. 01, 2019	Mar. 07, 2019	Feb. 14, 2019	Feb. 12, 2019	Feb. 11, 2019	Feb. 07, 2019	Feb. 01, 2019	Jan. 14, 2019	Sep. 23, 2021	Sep. 22, 2021	Jun. 29, 2021	Jun. 24, 2021	Dec. 31, 2020	Dec. 21, 2020	Dec. 18, 2020	Nov. 23, 2020	Oct. 27, 2020	Sep. 23, 2020	Sep. 21, 2020	Sep. 15, 2020	Aug. 24, 2020	Aug. 11, 2020	Jul. 28, 2020	Jul. 27, 2020	Jul. 20, 2020	Jun. 26, 2020	May 21, 2020	Apr. 30, 2020	Apr. 30, 2020	Apr. 29, 2020	Feb. 18, 2020	Sep. 27, 2019	Sep. 18, 2019	Aug. 30, 2019	Aug. 29, 2019	Aug. 26, 2019	May 22, 2019	May 21, 2019	Apr. 25, 2019	Feb. 07, 2019	Jan. 28, 2019	Sep. 30, 2021	Jan. 27, 2021	Jun. 18, 2020	Apr. 08, 2020	Dec. 31, 2019	Apr. 17, 2019	Feb. 04, 2019	Jan. 04, 2019	Nov. 15, 2017
Common Stock (Details) [Line Items]
Common stock, shares authorized																																																																													1,000,000,000																													1,000,000,000
Common stock price (in Dollars per share)																																																																													$ 0.00001																													$ 0.00001
Common stock, shares issued																																																																											69,281																															1,338,620
Fair value (in Dollars)					$ 486,400
Aggregate principal amount (in Dollars)					$ 250,000
Stated value per share (in Dollars per share)																																																																																																												$ 0.01
Common stock, shares issued																																																																													0																													35,467,238
Spectrum Global Solutions, Inc. [Member]
Common Stock (Details) [Line Items]
Common stock, shares authorized																																																																													750,000,000																																	750,000,000
Common stock price (in Dollars per share)																																																																													$ 0.00001																																	$ 0.00001
Conversion of principal amount (in Dollars)																																																																																																																$ 1,325,895	$ 1,460,000
Stated value per share (in Dollars per share)																																																																																															$ 7.8
Common stock, shares issued																																																																													13,188,951																																	195,715
Principal amount (in Dollars)																																																												$ 3,000,000
Power Up Lending Group LTD. [Member] | Spectrum Global Solutions, Inc. [Member]
Common Stock (Details) [Line Items]
Common stock, shares issued																					5,200		158,055	159,218		153,631									118,554	118,554			113,379	77,912	38,956		12,122	2,071	9,196		5,715																																							153,203		154,639	130,037				58,434
Conversion of principal amount (in Dollars)																			$ 5,800	$ 5,800		$ 5,200	$ 5,200	$ 5,700	$ 5,500	$ 5,500				$ 12,000	$ 16,500				$ 20,000	$ 20,000	$ 5,000		$ 20,000	$ 20,000			$ 20,000	$ 10,000	$ 16,000		$ 12,000																																						$ 5,800	$ 5,500		$ 6,000	$ 7,100	$ 16,500		$ 15,000	$ 15,000
Accrued interest (in Dollars)																				$ 1,925																	$ 5,520																																																					$ 2,540
Common stock, shares issued																			236,963	236,963	159,509										118,777						62,359																																																236,963					118,777
CCAG Investments, LLC [Member] | Spectrum Global Solutions, Inc. [Member]
Common Stock (Details) [Line Items]
Common stock, shares issued																																																			9,755
Silverback Capital Convertible Debentures [Member] | Spectrum Global Solutions, Inc. [Member]
Common Stock (Details) [Line Items]
Common stock, shares issued																																																			9,755
InterCloud Convertible Debentures [Member] | Spectrum Global Solutions, Inc. [Member]
Common Stock (Details) [Line Items]
Common stock, shares issued															316,672		253,656		236,602			204,447																										11,212																																				333,053								302,121
Conversion of principal amount (in Dollars)															$ 9,350		$ 7,500		$ 7,000	$ 7,000		$ 6,296	$ 6,296																									$ 15,000																																				$ 12,750	$ 7,000							$ 100,000	$ 100,000
Accrued interest (in Dollars)															$ 795		$ 626		$ 580			$ 512																										$ 703																																				$ 1,118								$ 5,742
Common stock issued for services																																																	1,647
Conversion of shares																																																	8,000
Stated value per share (in Dollars per share)																																																	$ 323
WaveTech GmbH Post-Closing Notes [Member] | Spectrum Global Solutions, Inc. [Member]
Common Stock (Details) [Line Items]
Common stock, shares issued																																																																																															1,082,731
Conversion of principal amount (in Dollars)																																																																																															$ 8,507,557																$ 1,571,134
Power Up Lending Group LTD [Member] | Spectrum Global Solutions, Inc. [Member]
Common Stock (Details) [Line Items]
Common stock, shares issued																														119,403														8,621
Conversion of principal amount (in Dollars)																																												$ 15,000
Accrued interest (in Dollars)																																					$ 12,000
Common stock, shares issued																																					71,132
SCS, LLC [Member] | Spectrum Global Solutions, Inc. [Member]
Common Stock (Details) [Line Items]
Common stock, shares issued																											88,333		42,400					23,555
Conversion of principal amount (in Dollars)																											$ 4,000	$ 4,000	$ 4,000					$ 4,000
Accrued interest (in Dollars)																											$ 240		$ 240					$ 240
Crown Bridge [Member] | Spectrum Global Solutions, Inc. [Member]
Common Stock (Details) [Line Items]
Common stock issued for services												250,000						170,500																				85,000																																															170,000						50,000
Conversion of shares												5,355						3,604																				11,288																																															3,590						6,512
Stated value per share (in Dollars per share)												$ 1,000						$ 1,000	$ 1,000	$ 1,000																		$ 1,000																																															$ 1,000						$ 1,000
Series A Preferred Stock [Member]
Common Stock (Details) [Line Items]
Common stock, shares issued	1,025,641		985,651
Fair value (in Dollars)	$ 206,410	$ 206,410	$ 209,016																																																																									$ 209,016
Conversion of shares	100,000	100,000	96,101																																																																									96,101
Stated value per share (in Dollars per share)	$ 1	$ 1	$ 1																																																																									$ 1
Conversion of shares		100,000																																																																										96,101
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)																																																																													$ 0.00001																													$ 0.00001
Stated value per share (in Dollars per share)	$ 3	$ 3																																																																																																									$ 0.0975	$ 0.2	$ 1,000
Common stock, shares issued	1,025,641	1,025,641
Series A Preferred Stock [Member] | Spectrum Global Solutions, Inc. [Member]
Common Stock (Details) [Line Items]
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)																																																																													0.00001																																	$ 0.00001
Series B Preferred Stock [Member]
Common Stock (Details) [Line Items]
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)																																																																													3,500																													$ 3,500
Series B Preferred Stock [Member] | Spectrum Global Solutions, Inc. [Member]
Common Stock (Details) [Line Items]
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)																																																																													$ 3,500																																	$ 3,500
Minimum [Member] | Spectrum Global Solutions, Inc. [Member]
Common Stock (Details) [Line Items]
Common stock, shares issued																									300,000																																																									300,000	300,000
Maximum [Member] | Spectrum Global Solutions, Inc. [Member]
Common Stock (Details) [Line Items]
Common stock, shares issued																									300,000																																																									300,000	300,000
Common Stock [Member]
Common Stock (Details) [Line Items]
Common stock, shares authorized																																																																																																										750,000,000
Common stock price (in Dollars per share)																																																																																																										$ 0.00001
Common Stock [Member] | Spectrum Global Solutions, Inc. [Member]
Common Stock (Details) [Line Items]
Common stock, shares issued														4,668																																																																									226,800
Common Stock [Member] | Spectrum Global Solutions, Inc. [Member] | GS Capital Partners, LLC [Member]
Common Stock (Details) [Line Items]
Common stock, shares issued									507,518	458,809
Conversion of principal amount (in Dollars)									$ 13,000	$ 12,200
Accrued interest (in Dollars)									$ 1,222	$ 1,129
Common Stock [Member] | Spectrum Global Solutions, Inc. [Member] | Crown Bridge [Member]
Common Stock (Details) [Line Items]
Common stock, shares issued											255,000																																																																				642,000
Conversion of principal amount (in Dollars)											$ 5,324
Accrued interest (in Dollars)											$ 1,000
Common Stock [Member] | Spectrum Global Solutions, Inc. [Member] | RDW Capital LLC [Member]
Common Stock (Details) [Line Items]
Common stock, shares issued																																																																		1,922		1,000		575		370																														259
Principal amount (in Dollars)																																																																		$ 39,375		$ 21,750		$ 12,500		$ 10,000																														$ 5,750
Common Stock [Member] | Power Up Lending Group LTD. [Member] | Spectrum Global Solutions, Inc. [Member]
Common Stock (Details) [Line Items]
Common stock, shares issued																																												8,621
Conversion of principal amount (in Dollars)																																												$ 15,000
Common Stock [Member] | Silverback Capital Convertible Debentures [Member] | Spectrum Global Solutions, Inc. [Member]
Common Stock (Details) [Line Items]
Common stock, shares issued																																																								1,806					1,000		667						1,059			334																											2,167						667
Accrued interest (in Dollars)																																																													$ 290																																						$ 338
Principal amount (in Dollars)																																																								$ 627					$ 8,500		$ 13,000						$ 24,697			$ 9,746																											$ 6,000						$ 15,552
Common Stock [Member] | InterCloud Convertible Debentures [Member] | Spectrum Global Solutions, Inc. [Member]
Common Stock (Details) [Line Items]
Common stock, shares issued																																										52,358																68,661
Conversion of principal amount (in Dollars)																																										$ 2,897,924																$ 793,894
Accrued interest (in Dollars)																																										$ 429,135																$ 12,063
Common Stock [Member] | Virtual Capital Convertible Debentures [Member] | Spectrum Global Solutions, Inc. [Member]
Common Stock (Details) [Line Items]
Common stock, shares issued																																																																	4,667																																						(5,000)	3,572
Accrued interest (in Dollars)																																																																	$ 6,930																																						$ 19,998	$ 7,499
Principal amount (in Dollars)																																																																	$ 70,000																																						$ 55,000	$ 75,000
Common Stock [Member] | Employee Convertible Debentures [Member] | Spectrum Global Solutions, Inc. [Member]
Common Stock (Details) [Line Items]
Common stock, shares issued																																																																			4,667
Conversion of principal amount (in Dollars)																																																																			$ 140,000
Common Stock [Member] | Director [Member] | Spectrum Global Solutions, Inc. [Member]
Common Stock (Details) [Line Items]
Common stock issued for services																																																											2,778												9,565
Common Stock [Member] | Former Employees [Member] | Spectrum Global Solutions, Inc. [Member]
Common Stock (Details) [Line Items]
Common stock issued for services																																																					167									67		300																																					100
Common Stock [Member] | Cobra Equities SPV, LLC [Member]
Common Stock (Details) [Line Items]
Common stock, shares issued	1,363,636				1,086,917	688,069																																																																			1,272,727
Conversion of principal amount (in Dollars)					$ 116,000	$ 90,000
Accrued interest (in Dollars)	$ 37,500				2,300	1,320																																																																			$ 35,000
Fair value (in Dollars)	353,864	$ 353,864			306,510	171,880																																																																			458,182
Loss on debt conversion (in Dollars)	$ 316,364				$ 188,211	$ 80,560																																																																			$ 423,182
Common Stock [Member] | Efrat Investments, LLC [Member]
Common Stock (Details) [Line Items]
Common stock, shares issued				660,000
Conversion of principal amount (in Dollars)				$ 33,000
Fair value (in Dollars)				223,740
Accured interest (in Dollars)				8,307
Derivative value (in Dollars)				330,000
Gain of debt conversion (in Dollars)				$ 160,567
Common Stock [Member] | Keith Hayter [Member]
Common Stock (Details) [Line Items]
Common stock, shares issued																																																																										1,500,000
Conversion of principal amount (in Dollars)																																																																										$ 90,000
Fair value (in Dollars)																																																																										521,250
Gain of debt conversion (in Dollars)																																																																										$ 431,250
Common Stock [Member] | Series A Preferred Stock [Member] | Spectrum Global Solutions, Inc. [Member]
Common Stock (Details) [Line Items]
Common stock price (in Dollars per share)													$ 1			$ 1	$ 1											$ 1	$ 1		$ 1	$ 1	$ 1													$ 1				$ 1		$ 1		$ 1	$ 1	$ 1	$ 1																																	$ 1						$ 1	$ 1	$ 1		$ 1
Common stock, shares issued																												75,000
Conversion of principal amount (in Dollars)																												$ 15,000	$ 15,000
Common stock issued for services													142,960			150,000	85,000														75,000	75,000	85,000													8,334				2,778				1,112	1,112		1,112																																					8,334		1,112	1,112	1,112		880
Conversion of shares													28,592			30,000	17,000														15,000	15,000	17,000													25,000				25,000		10,000		10,000	10,000		10,000																																					25,000		10,000	10,000	10,000		10,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)																																																																																														$ 1
Common Stock [Member] | Series B Preferred Stock [Member] | Spectrum Global Solutions, Inc. [Member]
Common Stock (Details) [Line Items]
Common stock issued for services																																																				1,112
Common Stock [Member] | GS Capital Partners, LLC [Member] | Spectrum Global Solutions, Inc. [Member]
Common Stock (Details) [Line Items]
Common stock, shares issued							553,818	502,869																																																																					551,562	565,834		516,128	274,219
Conversion of principal amount (in Dollars)							$ 10,700	$ 10,350																																																																					$ 20,500	$ 16,950		$ 10,000	$ 7,000
Accrued interest (in Dollars)							$ 952	$ 844																																																																					$ 1,932	$ 1,560		$ 859	$ 678
Common Stock [Member] | Minimum [Member] | Spectrum Global Solutions, Inc. [Member]
Common Stock (Details) [Line Items]
Common stock, shares authorized																																																																																																																		275,000,000
Common stock price (in Dollars per share)																																																																																																																		$ 0.00001
Common Stock [Member] | Maximum [Member] | Spectrum Global Solutions, Inc. [Member]
Common Stock (Details) [Line Items]
Common stock, shares authorized																																																																																																																		750,000,000
Common stock price (in Dollars per share)																																																																																																																		$ 0.00001
Treasury Stock [Member] | Spectrum Global Solutions, Inc. [Member]
Common Stock (Details) [Line Items]
Common stock, shares issued																																												277,436